Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Summary of Detailed Information About Intangible Assets
Details of and movement in items comprising intangible assets are as follows:

(In Euros)	Software	Patents and customer relationships	Development costs	Other	Total
Balance at 31 December 2019	967,074	198,846	8,720,419	—	9,886,339

Acquired through business combination	159,337	162,543	—	—	321,880
Additions	2,544,050	361,731	11,341,865	13,500	14,261,146
Amortization for the year	(280,383)	(41,228)	(1,026,825)	—	(1,348,436)

Balance at 31 December 2020	3,390,078	681,892	19,035,459	13,500	23,120,929

Additions	2,275,237	261,290	17,308,836	108,334	19,953,697
Disposals	(5,463)	—	(53,009)	—	(58,472)
Transfers	—	—	(30,734)	—	(30,734)
Amortization for the year	(818,530)	(111,968)	(4,745,514)	—	(5,676,012)
Translation differences	494	—	—	—	494

Balance at 31 December 2021	4,841,816	831,214	31,515,038	121,834	37,309,902

Cost
At 31 December 2019	1,046,779	218,556	9,079,622	—	10,344,957

At 31 December 2020	3,750,166	742,830	20,421,487	13,500	24,927,983

At 31 December 2021	6,020,434	1,004,120	37,646,580	121,834	44,792,968

Accumulated amortization
At 31 December 2019	(79,705)	(19,710)	(359,203)	—	(458,618)

At 31 December 2020	(360,088)	(60,938)	(1,386,028)	—	(1,807,054)

At 31 December 2021	(1,178,618)	(172,906)	(6,131,542)	—	(7,483,066)